Financial income (expense), net - Schedule of other financial results (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Other Financial Results Abstract [Abstract]
Loss for negotiable obligations	$ 2,515